Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Focused U.S. Research ETF
Class Name	Class A
Trading Symbol	PGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused U.S. Research ETF (previously known as Putnam Focused Equity Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Focused U.S. Research ETF returned 20.18%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 20.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Walmart, a retail and consumer goods company
↑	Overweight position in Seagate Technology, a data storage solutions provider
↑	Overweight position in Lam Research, a semiconductor equipment company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in NRG Energy, a power generation and utility company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	20.18	13.58	14.17
Class A (with sales charge)	13.27	12.24	13.49
Russell 3000 Index	20.10	11.80	14.84
S&P 500 Index	20.38	12.79	15.37
Putnam Focused Equity Linked Benchmark†	20.38	12.79	14.32
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,289,680
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 4,367,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$700,289,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Total Management Fee Paid	$4,367,389
Portfolio Turnover Rate	46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF” in connection with the conversion of the Fund into an exchange-traded fund, as described below.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, and William Rives, CFA.
At a meeting held on March 27, 2026, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Putnam Focused U.S. Research ETF” (the “ETF”).
Effective August 3, 2026, the Fund stopped accepting purchase orders from new investors. Effective September 17, 2026, the Fund stopped accepting purchase orders for any class from any investor.
Effective September 28, 2026 (the “Closing Date”), pursuant to an Agreement and Plan of Reorganization approved by the Board, the Fund was reorganized into the ETF. The reorganization consisted of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. On the Closing Date, the shareholders of the Fund became shareholders of the ETF.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581   or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Focused U.S. Research ETF
Class Name	Class C
Trading Symbol	PGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused U.S. Research ETF (previously known as Putnam Focused Equity Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.78%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Putnam Focused U.S. Research ETF returned 19.30%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 20.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Walmart, a retail and consumer goods company
↑	Overweight position in Seagate Technology, a data storage solutions provider
↑	Overweight position in Lam Research, a semiconductor equipment company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in NRG Energy, a power generation and utility company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	19.30	12.73	13.48
Class C (with sales charge)	18.30	12.73	13.48
Russell 3000 Index	20.10	11.80	14.84
S&P 500 Index	20.38	12.79	15.37
Putnam Focused Equity Linked Benchmark†	20.38	12.79	14.32
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,289,680
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 4,367,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$700,289,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Total Management Fee Paid	$4,367,389
Portfolio Turnover Rate	46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF” in connection with the conversion of the Fund into an exchange-traded fund, as described below.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, and William Rives, CFA.
At a meeting held on March 27, 2026, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Putnam Focused U.S. Research ETF” (the “ETF”).
Effective August 3, 2026, the Fund stopped accepting purchase orders from new investors. Effective September 17, 2026, the Fund stopped accepting purchase orders for any class from any investor.
Effective September 28, 2026 (the “Closing Date”), pursuant to an Agreement and Plan of Reorganization approved by the Board, the Fund was reorganized into the ETF. The reorganization consisted of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. On the Closing Date, the shareholders of the Fund became shareholders of the ETF.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581   or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Focused U.S. Research ETF
Class Name	Class R
Trading Symbol	PGIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused U.S. Research ETF (previously known as Putnam Focused Equity Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$141	1.28%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Putnam Focused U.S. Research ETF returned 19.86%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 20.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Walmart, a retail and consumer goods company
↑	Overweight position in Seagate Technology, a data storage solutions provider
↑	Overweight position in Lam Research, a semiconductor equipment company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in NRG Energy, a power generation and utility company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	19.86	13.29	13.88
Russell 3000 Index	20.10	11.80	14.84
S&P 500 Index	20.38	12.79	15.37
Putnam Focused Equity Linked Benchmark†	20.38	12.79	14.32
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,289,680
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 4,367,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$700,289,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Total Management Fee Paid	$4,367,389
Portfolio Turnover Rate	46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF” in connection with the conversion of the Fund into an exchange-traded fund, as described below.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, and William Rives, CFA.
At a meeting held on March 27, 2026, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Putnam Focused U.S. Research ETF” (the “ETF”).
Effective August 3, 2026, the Fund stopped accepting purchase orders from new investors. Effective September 17, 2026, the Fund stopped accepting purchase orders for any class from any investor.
Effective September 28, 2026 (the “Closing Date”), pursuant to an Agreement and Plan of Reorganization approved by the Board, the Fund was reorganized into the ETF. The reorganization consisted of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. On the Closing Date, the shareholders of the Fund became shareholders of the ETF.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581   or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Focused U.S. Research ETF
Class Name	Class R6
Trading Symbol	PGWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused U.S. Research ETF (previously known as Putnam Focused Equity Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Putnam Focused U.S. Research ETF returned 20.60%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 20.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Walmart, a retail and consumer goods company
↑	Overweight position in Seagate Technology, a data storage solutions provider
↑	Overweight position in Lam Research, a semiconductor equipment company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in NRG Energy, a power generation and utility company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	20.60	14.01	14.59
Russell 3000 Index	20.10	11.80	14.84
S&P 500 Index	20.38	12.79	15.37
Putnam Focused Equity Linked Benchmark†	20.38	12.79	14.32
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,289,680
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 4,367,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$700,289,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Total Management Fee Paid	$4,367,389
Portfolio Turnover Rate	46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF” in connection with the conversion of the Fund into an exchange-traded fund, as described below.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, and William Rives, CFA.
At a meeting held on March 27, 2026, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Putnam Focused U.S. Research ETF” (the “ETF”).
Effective August 3, 2026, the Fund stopped accepting purchase orders from new investors. Effective September 17, 2026, the Fund stopped accepting purchase orders for any class from any investor.
Effective September 28, 2026 (the “Closing Date”), pursuant to an Agreement and Plan of Reorganization approved by the Board, the Fund was reorganized into the ETF. The reorganization consisted of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. On the Closing Date, the shareholders of the Fund became shareholders of the ETF.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581   or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Focused U.S. Research ETF
Class Name	Class Y
Trading Symbol	PGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused U.S. Research ETF (previously known as Putnam Focused Equity Fund) for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Putnam Focused U.S. Research ETF returned 20.48%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 20.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Walmart, a retail and consumer goods company
↑	Overweight position in Seagate Technology, a data storage solutions provider
↑	Overweight position in Lam Research, a semiconductor equipment company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in NRG Energy, a power generation and utility company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class Y	20.48	13.86	14.45
Russell 3000 Index	20.10	11.80	14.84
S&P 500 Index	20.38	12.79	15.37
Putnam Focused Equity Linked Benchmark†	20.38	12.79	14.32
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,289,680
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 4,367,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$700,289,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	48
Total Management Fee Paid	$4,367,389
Portfolio Turnover Rate	46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF” in connection with the conversion of the Fund into an exchange-traded fund, as described below.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
Effective April 30, 2026, the portfolio managers for the Fund are Jacquelyne J. Cavanaugh, Robert Gray, Kathryn Lakin, Matthew LaPlant, CFA, and William Rives, CFA.
At a meeting held on March 27, 2026, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Putnam Focused U.S. Research ETF” (the “ETF”).
Effective August 3, 2026, the Fund stopped accepting purchase orders from new investors. Effective September 17, 2026, the Fund stopped accepting purchase orders for any class from any investor.
Effective September 28, 2026 (the “Closing Date”), pursuant to an Agreement and Plan of Reorganization approved by the Board, the Fund was reorganized into the ETF. The reorganization consisted of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. On the Closing Date, the shareholders of the Fund became shareholders of the ETF.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581   or funddocuments@putnam.com.

Material Fund Change Name [Text Block]	Effective September 28, 2026, the Fund’s name changed from “Putnam Focused Equity Fund” to “Putnam Focused U.S. Research ETF”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[10]
*	Does not include derivatives, except purchased options, if any.